Segmented information - Mining Interest by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Mining interests	$ 2,394,779	$ 2,336,067	$ 2,463,255
Mali
Disclosure of operating segments [line items]
Mining interests	1,159,931	1,084,580
Philippines
Disclosure of operating segments [line items]
Mining interests	577,039	636,525
Namibia
Disclosure of operating segments [line items]
Mining interests	306,718	307,434
Colombia
Disclosure of operating segments [line items]
Mining interests	145,855	130,096
Investments in associates - various
Disclosure of operating segments [line items]
Mining interests	120,049	104,236
Canada
Disclosure of operating segments [line items]
Mining interests	26,820	23,420
Burkina Faso
Disclosure of operating segments [line items]
Mining interests	21,087	21,087
Finland
Disclosure of operating segments [line items]
Mining interests	22,523	12,561
Total
Disclosure of operating segments [line items]
Mining interests	$ 14,757	$ 16,128